Risk management, derivative instruments and concentrations of risk - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 29, 2014	Mar. 17, 2014	Dec. 31, 2018	Sep. 30, 2020	Feb. 28, 2019
Debt Instrument, Financial Covenants				$ 385.0
$385 million facility [Member]
Debt Instrument, Financial Covenants				$ 385.0
Lampung facility [Member]
Derivative, Notional Amount		$ 237.1
Derivative, Term of Contract		12 years
Derivative, Fixed Interest Rate		2.80%
Repayments of Secured Debt	$ 7.9
Interest rate swap [Member] | $385 million facility [Member]
Derivative, Notional Amount			$ 130.0		$ 127.7
Derivative, Term of Contract			7 years
Interest rate swap [Member] | 2.941% rate [Member]
Derivative, Notional Amount			$ 65.0
Interest rate swap [Member] | 2.838% rate [Member]
Derivative, Notional Amount			$ 65.0
Interest rate swap [Member] | 2.650% Fixed interest [Member]
Derivative, Notional Amount					63.8
Interest rate swap [Member] | 2.735% Fixed interest [Member]
Derivative, Notional Amount					$ 63.8
Interest rate swap [Member] | Maximum [Member] | $385 million facility [Member]
Derivative, Fixed Interest Rate			2.941%		2.735%
Interest rate swap [Member] | Minimum [Member] | $385 million facility [Member]
Derivative, Fixed Interest Rate			2.838%		2.65%